Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted net loss per share	$ 0.32	$ 0.46	$ 0.35
Weighted average number of shares outstanding used in computing diluted net loss per share	45,638,030	37,016,631	28,548,676